Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2055 Fund - Fidelity Freedom Blend 2055 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493